Net Loss Per Ordinary Share - Schedule of Weighted-Average Ordinary Shares of Securities (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Options [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	13,142,042	11,744,039	14,383,258	11,145,823
Unvested Restricted Stock Units [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	9,276,896	10,060,385	9,345,872	9,151,496
Private Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	3,330,000	3,330,000	3,330,000	3,330,000
Public Warrants [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share	5,750,000	5,750,000	5,750,000	5,750,000
Forfeiture Shares [Member]
Schedule of Weighted-Average Ordinary Shares of Securities [Line Items]
Antidilutive securities excluded from computation of diluted net income (loss) per common share		359,375		359,375